Summary of Significant Accounting Policies	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation and principle of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission, and have been consistently applied. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the fiscal years ended September 30, 2025. Operating results for the six-month period ended March 31, 2026 are not necessarily indicative of the results that may be expected for the year ending September 30, 2026.

The Company’s functional currency of subsidiaries in China is the Chinese Renminbi (RMB). Other subsidiaries outside of China use the U.S. Dollar (USD) as the functional currency. The accompanying consolidated financial statements have been translated and presented in USD.

The unaudited interim condensed financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Segment Information

The Company maintains discrete financial information for each of its six parks, which is used by the Chief Operating Decision Maker (“CODM”), as a basis for allocating resources and assessing performance. All six parks have been identified as an operating segment and meets the criteria for aggregation due to similar economic characteristics. In addition, all of the parks provide similar products and services and share similar processes for delivering services. The parks have a high degree of similarity in the workforces and target similar consumer groups. Accordingly, based on these economic and operational similarities and the way the CODM monitors and makes decisions affecting the operations, the Company has concluded that its operating segments may be aggregated and that it has one reportable segment.

Main services provided in each park	Representative revenue-generating activities, products or services
Sales of in-park recreation	Ticket sales
Rental income	Venue rental
Park service fees	Income from services such as circuses and food festivals

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with US GAAP and this requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting period. The significant areas requiring the use of management estimates include, but are not limited to, the allowance for credit loss, estimated useful life and residual value of property and equipment, impairment of long-lived assets, valuation of deferred tax asset and valuation of warrants. Although these estimates are based on management’s knowledge of current events and actions management may undertake in the future, actual results may ultimately differ from those estimates and such differences may be material to our consolidated financial statements.

Impairment of Long-Lived Assets

In accordance with the ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets, long-lived assets, such as property and equipment and purchased intangibles subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable, or it is reasonably possible that these assets could become impaired as a result of technological or other industrial changes. The determination of recoverability of assets to be held and used is made by comparing the carrying amount of an asset to future undiscounted cash flows to be generated by the assets.

If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

Fair Value of Financial Instruments

The Company has adopted Financial Accounting Standards Board ASC Topic on Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value in US GAAP, and expands disclosures about fair value measurements. ASC 820 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable input, which may be used to measure fair value and include the following:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.

Level 2 —	Input other than Level 1 that is observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other input that is observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 —	Unobservable input that is supported by little or no market activity and that is significant to the fair value of the assets or liabilities.

Our cash and cash equivalents and restricted cash are classified within Level 1 of the fair value hierarchy because they are valued using quoted market price.

Cash and Cash Equivalents

Cash and cash equivalents included cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal and use and with an original maturity of three months or less.

Deposits in banks in the PRC are only insured by the government up to RMB500,000 (approximately $72,261 and $70,235 as of March 31, 2026 and September 30, 2025 respectively), and are consequently exposed to risk of loss. The Company believes the probability of a bank failure, causing loss to the Company, is remote.

Revenue Recognition

We apply the five steps defined under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. We assess its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. We allocate the transaction price to each performance obligation based on the relative stand-alone selling price of the goods or services provided. Revenue is recognized upon the transfer of control of promised goods or services to a customer.

We do not make any significant judgment in evaluating when control is transferred. Revenue is recorded net of value-added tax.

Revenue recognitions are as follows:

To enjoy the rides and attractions that the parks offer, the guests need to obtain prepaid cards at ticket booths with a modest security deposit of less than $2. However, no such deposit is required since January 1, 2022. The guests can load any amount of money onto the prepaid cards and receive rebates, depending on the amount of money that they add to the prepaid cards. Thereafter, the guests are able to enjoy the rides and attractions by paying with their prepaid cards for each access to each facility. If the guests no longer need the prepaid cards, they may return them at ticket booths and get a full security deposit refund, for those guests who paid for the security deposit before January 1, 2022. Any unutilized stored value and deposits will be forfeited 24 months after the day when value is stored and will be recorded as other income in the fiscal year.

Sales of in-park recreation: Revenue from the provision of in-park recreation is recognized when the relevant services are rendered and the customer simultaneously receives and consumes the benefits provided by the Company. The revenue is net of any rebates when customers make cash prepayments to the prepaid cards.

Rental income: In 2024, rental income primarily consists of regular rental payments from commercial tenants who operate convenience stores within the parks. It also includes rental payments from operators of amusement facilities in Mangshi and Yueyang, such as boat rides, water park, animal encounter and ice rink. All the amusement parks were leased to third-party operators since November and December 2024. Such operators are fully responsible for the profits and losses of their businesses. Rental income is recognized on a time proportion basis over the lease terms. During the period, the lease agreements for Yuxi Jinsheng Amusement Development Co., Ltd. (“Yuxi”) and Yueyang Jinsheng Amusement Development Co., Ltd. (“Yueyang”) were terminated. In accordance with ASC 842, the Company derecognized the related underlying assets associated with these leases, and recognized the resulting gain or loss as an adjustment to rental income in the unaudited condensed consolidated statements of operations. The aggregate impact of such terminations was not material to the unaudited condensed consolidated financial statements for the periods presented.

The following table identifies the disaggregation of our revenue for the six months ended March 31, 2026 and 2025, respectively:

	2026	2025
Sales of in-park recreation	$-	$3,002,622
Rental income	4,222,937	5,155,339
Total revenue	$4,222,937	$8,157,961
Time of Revenue Recognition:
Sales of in-park recreation at a point in time	$-	$3,002,622
Rental income over time	4,222,937	5,155,339
Total revenue	$4,222,937	$8,157,961

Costs of revenue decreased by 58% to $2.08 million for the six months ended March 31, 2026, from $4.94 million for the same period in 2025. The decrease primarily resulted from the lease of all amusement parks to third-party operators since November and December 2024, under which the Company no longer bears direct operational costs such as staff compensation, utilities and maintenance. Costs recorded for the current period mainly consist of depreciation and rental fees associated with the leased parks.

General and administrative expenses consisted primarily of compensation of administrative and management employees, depreciation of computer and furniture and professional fees, etc. For the six months ended March 31, 2026 and 2025, the Company had $6.19 million and $11.69 million in general and administrative expenses, respectively.

Advertising costs

The costs of other advertising, promotion, and marketing programs are charged to operations when incurred. As of March 31, 2026 and September 30, 2025, the Company had nil in prepaid advertising. Any amounts capitalized are included in other current assets.

Advertising expenses was nil and $1.51 million for the six months ended March 31, 2026 and 2025, respectively. These amounts are presented within “Selling expenses”.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. Depreciation is computed using the straight-line method over the useful lives of the assets. Major renewals and betterments are capitalized and depreciated; maintenance and repairs that do not extend the life of the respective assets are expense as incurred. Upon disposal of assets, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income.

Depreciation related to property, plant and equipment used in production is reported in cost of revenue, and includes amortized amounts related to capital leases. We estimated that the residual value of the Company’s property, plant and equipment ranges from 3% to 5%. Property, plant and equipment are depreciated over their estimated useful lives as follows:

Machineries	10 years
Electronic equipment	3 years
Office equipment	3 – 5 years
Park facilities	20 years
Vehicles	4 years
Other	10 years

Foreign Currency and Other Comprehensive Income (Loss)

The financial statements of the Company’s foreign subsidiaries are measured using the local currency as the functional currency; however, the reporting currency of the Company is USD. Assets and liabilities of the Company’s foreign subsidiaries have been translated into USD using the exchange rate at balance sheet dates, while equity accounts are translated using historical exchange rate. The exchange rate we used to convert RMB to USD was 6.92 and 7.12 at the balance sheet dates of March 31, 2026 and September 30, 2025, respectively. The average exchange rate for the period has been used to translate revenues and expenses. The average exchange rates we used to convert RMB to USD were 7.00 and 7.17 for six months ended 2026 and 2025, respectively. Translation adjustments are reported separately and accumulated in a separate component of equity (cumulative translation adjustment).

Assets held for sale

We classify assets or disposal groups to be held for sale when management, with appropriate authority, approves and commits to a formal plan to actively market the assets or disposal groups for sale at a price reasonable in relation to their estimated fair value, the assets or disposal groups are available for immediate sale in their present condition, an active program to locate a buyer has been initiated, the sale is probable and expected to be completed within one year, and it is unlikely that significant changes will be made to the plan. Upon designation as held for sale, we record the assets or disposal groups at the lower of their carrying value or their estimated fair value, reduced for the cost to dispose. Impairment losses and subsequent reversals related to disposal groups are recognized within operating expenses.

During the six months ended March 31, 2026, management approved a plan to dispose of our entire equity interest in Golden Heaven Management Ltd., a company incorporated in the British Virgin Islands, together with its subsidiaries incorporated in Hong Kong, its wholly foreign-owned enterprise in China, and six domestic subsidiaries in China (collectively, the “Subject Assets”), to a third party. On March 30, 2026, the Company entered into an Asset and Subsidiary Acquisition Agreement with the acquiror, and on the same date, all of the Company’s directors passed written resolutions approving the transaction and related documents. The total consideration for the transaction is US$64.00 million. On March 31, 2026, the Company received an advance payment of US$32.00 million, with the remaining balance received on April 28, 2026, and the share transfer was completed in April 2026. The transaction excludes the fixed assets in Tongling Amusement Park Co., Ltd. (“Tongling”), Changde Amusement Park Co., Ltd. (“Changde”), and Golden Heaven Group Management Limited (“Nanping”). Prior to March 31, 2026, the Company had transferred the fixed assets in Tongling and Changde, as well as Nanping’s prepayment of RMB 160 million, to Fuzhou Golden Carnival Culture Development Co., Ltd., a newly established subsidiary of the Company on January 15, 2026. Effective after February 28, 2026, rental income from Tongling and Changde has been recorded under Fuzhou Golden Carnival Culture Development Co., Ltd.

Assets held for sale are presented separately on our unaudited condensed consolidated balance sheets.

Income Taxes

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This ASC also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company did not have any uncertain tax positions as of March 31, 2026 and September 30, 2025.

We use the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740-10-30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-25 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for any of the reporting periods presented.

Lease

We adopted ASU No. 2016-02, Leases (Topic 842), or ASC 842, from January 1, 2020. We determine if an arrangement is a lease or contains a lease at lease inception. For operating leases, we recognize a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the condensed consolidated balance sheets at commencement date. As most of our leases do not provide an implicit rate, we estimate our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The ROU assets also include any lease payments made, net of lease incentives. Lease expense is recorded on a straight-line basis over the lease term. Our leases often include options to extend and lease terms include such extended terms when we are reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when we are reasonably certain not to exercise those options.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profits to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulated loss.

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 12.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and cash equivalents, and lease receivable arising from its normal business activities. The Company places its cash and cash equivalents in what it believes to be credit-worthy financial institutions.

The Company’s operations are carried out in the PRC. Accordingly, our business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the economy of the PRC. Our operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and cash equivalent. All of our cash is maintained with state-owned banks, commercial banks or third-party service provider certified by the People’s bank of China, such as Alipay, within the PRC. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 (approximately $72,261) for each financial institution in the HK are only insured by the government up to HKD 500,000, in the United States of America are only insured by the Federal Deposit Insurance Corporation up to USD 250,000, and are consequently exposed to risk of loss. The Company has not experienced any losses in such accounts and believes the Company is not exposed to any risks on our cash held in bank accounts.

Share-based compensation

The Company awards share options and other equity-based instruments to its employees, directors and consultants (collectively “share-based payments”). Compensation cost related to such awards is measured based on the fair value of the instrument on the grant date. The Company recognizes the compensation cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The amount of cost recognized is adjusted to reflect the expected forfeiture prior to vesting. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income attributable to ordinary shareholders divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, earn out shares, warrants and stock options) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There is no anti-dilutive effect for the six months ended March 31, 2026 and 2025.

Receivable and Allowances

On October 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost including lease receivables and receivables resulting from the application of ASC 606. The adoption of the guidance had no impact on the allowance for credit losses for other receivable.

The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to lease receivable, other current asset, other receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of income and comprehensive income. The Company assesses collectability by reviewing other receivable on an individual basis because the Company had limited customers and each of them has different characteristics, primarily based on business line and geographical area. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

New Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. The ASU requires entities to apply the existing acquirer determination guidance in ASC 805-10-55-12 through 55-15 when a business combination is effected primarily by exchanging equity interests and the legal acquiree is a VIE that meets the definition of a business, rather than automatically designating the primary beneficiary as the accounting acquirer. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual reporting periods. Early adoption is permitted. The amendments will be applied prospectively. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on the accompanying unaudited condensed consolidated financial statements.